Share Based Payment (Details) - Schedule of Restricted Stock Unit (RSU’s) Activity	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Restricted Stock Units [Member]
Schedule of Restricted Stock Unit (RSU’s) Activity [Line Items]
Outstanding Beginning	144,000
Granted	640,479
Exercised	(467,479)
Outstanding Ending	317,000	144,000
Stock Option [Member]
Schedule of Restricted Stock Unit (RSU’s) Activity [Line Items]
Outstanding Beginning	144,000	216,000
Granted
Exercised		(72,000)
Outstanding Ending		144,000